Related party transactions (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of transactions between related parties [line items]
Right-of-use assets [note 9]	$ 2,905,199	$ 652,967
Lease liability	2,966,816	672,988
Electric Boat Rental Ltd.
Disclosure of transactions between related parties [line items]
Sales of boats	84,149	101,684	$ 429,132
Other		2,500
Sale of parts and boat maintenance	40,310	79,696	26,399
Rent expense		65,934
Cost of sales	11,444	16,865
Travel and entertainment	8,926
Advertising and promotion	11,245
Patrick Bobby
Disclosure of transactions between related parties [line items]
Sales of boats		11,000
7858078 Canada Inc
Disclosure of transactions between related parties [line items]
Other		$ 6,074	5,000
9335-1427 Quebec Inc.
Disclosure of transactions between related parties [line items]
Research and Development	75,020
Mac Engineering, SASU
Disclosure of transactions between related parties [line items]
Research and Development	176,500
Claude Beaulac
Disclosure of transactions between related parties [line items]
Advertising and promotion			1,740
California Electric Boat Company Inc.
Disclosure of transactions between related parties [line items]
Rent expense			$ 143,376
Right-of-use assets [note 9]	1,132,556
Lease liability	$ 1,177,867